Note 12 - Subordinated Notes Payable (Details Textual) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Repayments of bonds, notes and debentures		$ 5,000	$ (0)
Subordinated notes payable [member]
Statement Line Items [Line Items]
Repayments of bonds, notes and debentures	$ 5,000